Debt (Maturities and Fair Value) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Years with no long term debt maturities, except term loan facilities	7 years
Senior Notes [Member] | 6.625% Senior Notes Due May 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.625%
Senior Notes [Member] | 7.00% Senior Notes Due May 2025 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.00%
Senior Notes [Member] | Senior Notes 6.125% Due May 2023 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.125%
Level 2 [Member] | Senior Notes [Member] | 6.625% Senior Notes Due May 2023 [Member]
Debt Instrument [Line Items]
Notes, fair value	$ 946
Level 2 [Member] | Senior Notes [Member] | 7.00% Senior Notes Due May 2025 [Member]
Debt Instrument [Line Items]
Notes, fair value	513
Level 2 [Member] | Senior Notes [Member] | Senior Notes 6.125% Due May 2023 [Member]
Debt Instrument [Line Items]
Notes, fair value	$ 277
The Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	1.00%
2016	$ 15
2017	15
2018	15
2019	15
2020	15
2021 and beyond	3,913
The Term Loan Facility [Member] | Level 2 [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	$ 1,348